Subsequent Events (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Nov. 04, 2020	Oct. 21, 2020	Oct. 08, 2020	Oct. 07, 2020	Jan. 06, 2020	Sep. 30, 2020	Dec. 31, 2019
Common Stock [Member]
Number of shares issued for the period						11,935,000	557,942
Common stock issued for cashless warrant						25,300,000
Subsequent Event [Member]
Common stock issued for cashless warrant	12,711,503
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Purchase price			$ 305,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Payment at Closing [Member]
Purchase price			125,000
Subsequent Event [Member] | Three Individuals [Member]
Number of shares issued for the period					2,465,754
Subsequent Event [Member] | Common Stock [Member]
Debt converted into common stock		$ 131,250		$ 92,600
Debt converted into common stock shares		37,500,000		30,866,666
Subsequent Event [Member] | Common Stock [Member] | Asset Purchase Agreement [Member]
Purchase price			$ 19,148,936